Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 04, 2016
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001485894
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 04, 2016
Document Effective Date	dei_DocumentEffectiveDate	Apr. 04, 2016
Prospectus Date	rr_ProspectusDate	Dec. 16, 2015